Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Global Rates Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	The Global Rates Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	The Global Rates Fund Class I shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.27%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	2.65%
Fee Waiver	(1.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) (will not exceed 1.25% of average daily net assets attributable to Class I). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the particular date fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits at the time of waiver and recoupment. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
The Global Rates Fund | Class I shares | USD ($)	127	543	1,133	2,733

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser seeks to achieve the Fund’s investment objective primarily through two complementary strategies:

• investing in foreign currency-linked securities, and/or derivatives, and

• investing in investment grade income securities and/or derivatives.

These two complementary primary strategies are intended to generate returns from (1) capital appreciation from foreign currency-linked securities and/or derivatives and fixed income derivatives; and (2) interest income on fixed income securities. The Fund will invest in foreign currency-linked securities and/or foreign currency derivatives and fixed income derivatives, including bond futures. These investments are based on a model developed by the Fund’s adviser (the “Model”). The Model strategy is designed to capture returns related to trends in currency exchange rates and international government bond markets by investing primarily in exchange traded futures, including foreign currency and interest rate futures, as well as fixed income securities. The Fund may also invest in currency forward and swap contracts. The Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in currencies and global bonds. The adviser expects that by utilizing the Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will seek to identify investments that will generate consistent positive absolute returns. The Fund invests at least 40% of its net assets in securities or other investments that create exposure to three or more foreign currencies.

The Fund defines “investment grade” fixed income securities as those rated Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities as well as exchange-traded funds (“ETFs”) and mutual funds that each invest primarily in investment-grade fixed income securities. On average, the fixed income portion of the Fund’s portfolio will have an average maturity of 10 years or less, although the Fund will invest in individual instruments of any maturity.

The adviser buys instruments that it believes will generate income or capital appreciation and sells them when fundamentals have diverged from the adviser’s investment model. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in ETFs, and mutual funds.

• Credit Risk: Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: Exchange traded futures contracts, as well as forward, futures and swap contracts, involve leverage and volatility risk, liquidity risk, tracking risk and counterparty default risk. The Fund’s ability to use these derivative contracts successfully depends on a number of factors, including the transactions being available at attractive prices, the availability of liquid markets and the success of the Model to accurately predict the direction of changes in currency exchange rates and global interest rates. The Fund may incur losses on these derivative contracts caused by unanticipated market movements, which are potentially unlimited.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. Shares of ETFs may trade at a discount or premium to their NAV. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Currency investing and trading risks include market risk, volatility risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The adviser’s reliance on the Model strategy and its predictions about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Market Risk: Overall securities, fixed income and currency market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities, fixed income and currency markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest its total assets in the fewer issuers than a diversified Fund. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified Fund.

• Short Position Risk: The Fund will incur a loss as a result of a direct short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.globalratesfund.com or by calling 1-855-397-8728.

Bar Chart [Heading]	Class I Annual Total Return For Calendar Years Ended December 31, 2018
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	Fourth Quarter 2016	26.86%
Worst Quarter	First Quarter 2016	(12.16)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - The Global Rates Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class I shares		Return before taxes	16.46%	8.09%	3.07%	Feb. 25, 2011
Class I shares | Return after taxes on distributions			16.46%	6.68%	2.16%
Class I shares | Return after taxes on distributions and sale of Fund shares			9.75%	5.99%	2.15%
S&P 500 Index	[1]		(4.38%)	8.49%	10.82%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).